CERTAIN RISKS AND CONCENTRATION - Major Suppliers (Details) - Total Silicon Purchases - Supplier Concentration Risk	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Largest Group Supplier
CERTAIN RISKS AND CONCENTRATION
Concentration risk percentage (in %)	30.60%	34.00%	28.50%
Two of the group suppliers
CERTAIN RISKS AND CONCENTRATION
Threshold concentration risk percentage (in %)		10.00%
Three of the group suppliers
CERTAIN RISKS AND CONCENTRATION
Threshold concentration risk percentage (in %)			10.00%
Four of the group suppliers
CERTAIN RISKS AND CONCENTRATION
Threshold concentration risk percentage (in %)	10.00%
Five largest group suppliers
CERTAIN RISKS AND CONCENTRATION
Concentration risk percentage (in %)	83.10%	77.40%	78.70%